Financial Instruments - Risk Management - Schedule of Change in Interest Rates on Company’s Profit/(loss) (Details) - Zeecol Limited [Member] - USD ($)	Mar. 31, 2016	Mar. 31, 2015
Cash and cash equivalents Carrying Amt	$ 118,598	$ 31,698
Trade and other receivables Carrying Amt	176,322	24,767
Term deposit Carrying Amt		250,000
Total financial assets Carrying Amt	$ 294,920	$ 306,465